Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE

NOTE 3: - REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography for the six months ended June 30, 2026 and 2025, based on the billing address of the Company’s customers, consists of the following:

	Six Months Ended June 30,
	2026		2025
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
Israel	$464	39.9%	$-	-%
China (excluding Hong Kong)	400	34.3%	-	-%
Sweden	195	16.8%	180	57.3%
USA	105	9%	118	37.6%
Hong Kong	-	-	16	5.1%
Total revenue	$1,164	100%	$314	100%

Revenue is derived from chipsets (74%) and professional services (26%).

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and services revenue not yet performed. As of June 30, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $1,000 , which the Company expects to recognize as revenue over the next months.

Major Customers:

During the six months ended June 30, 2026, the Company had four customers that accounted for 37.8%, 34.4%, 16.8% and 9%, respectively, of revenues.

During the six months ended June 30, 2025, the Company had two customers that accounted for 57.4% and 37.5%, respectively, of revenues.

No other customer accounted for 10% or more of revenues in six months ended June 30, 2026 or 2025. The 10% customers were different customers in each of 2026 and 2025.